Capital Stock Capital Stock - RSU Transactions (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2017	Dec. 31, 2016 shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	3.8		3.5
Granted (in shares)	1.9		2.3
Settled (in shares)	(2.3)	0	(1.9)
Forfeited/Expired (in shares)	(0.2)		(0.1)
Outstanding, ending balance (in shares)	3.2		3.8
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1.4
LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	0.8		0.0
Granted (in shares)	1.4		0.8
Settled (in shares)	(0.3)		0.0
Forfeited/Expired (in shares)	(0.2)		0.0
Outstanding, ending balance (in shares)	1.7		0.8
CSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1.1
CSUP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance (in shares)	3.0		3.5
Granted (in shares)	0.5		1.5
Settled (in shares)	(2.0)		(1.9)
Forfeited/Expired (in shares)	0.0		(0.1)
Outstanding, ending balance (in shares)	1.5		3.0